Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Income Per Limited Partner Unit
NET INCOME PER LIMITED PARTNER UNIT:
Basic net income per limited partner unit is computed by dividing net income, after considering the General Partner’s interest, by the weighted average number of limited partner interests outstanding. Diluted net income per limited partner unit is computed by dividing net income (as adjusted as discussed herein), after considering the General Partner’s interest, by the weighted average number of limited partner interests outstanding and the assumed conversion of our Preferred Units, see Note 7. For the diluted earnings per share computation, income allocable to the limited partners is reduced, where applicable, for the decrease in earnings from ETE’s limited partner unit ownership in ETP or Regency that would have resulted assuming the incremental units related to ETP’s or Regency’s equity incentive plans, as applicable, had been issued during the respective periods. Such units have been determined based on the treasury stock method.
The calculation below for the year ended December 31, 2012 for diluted net income per limited partner unit excludes the impact of any ETE Common Units that would be issued upon conversion of the Preferred Units, because inclusion would have been antidilutive. The Preferred Units were redeemed April 1, 2013 as discussed in Note 7.
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2014	2013	2012
Income from continuing operations	$1,060	$282	$1,383
Less: Income from continuing operations attributable to noncontrolling interest	434	99	1,070
Income from continuing operations, net of noncontrolling interest	626	183	313
Less: General Partner’s interest in income from continuing operations	2	—	1
Less: Class D Unitholder’s interest in income from continuing operations	2	—	—
Income from continuing operations available to Limited Partners	$622	$183	$312
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	1,088.6	1,121.8	1,066.9
Basic income from continuing operations per Limited Partner unit	$0.58	$0.17	$0.29
Basic income (loss) from discontinued operations per Limited Partner unit	$—	$0.01	$—
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$622	$183	$312
Dilutive effect of equity-based compensation of subsidiaries and distributions to Class D Unitholder	(2)	—	(1)
Diluted income from continuing operations available to Limited Partners	620	183	311
Weighted average limited partner units	1,088.6	1,121.8	1,066.9
Dilutive effect of unconverted unit awards	2.2	—	—
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,090.8	1,121.8	1,066.9
Diluted income from continuing operations per Limited Partner unit	$0.57	$0.17	$0.29
Diluted income (loss) from discontinued operations per Limited Partner unit	$0.01	$0.01	$—